Subsidiary Preferred Shares - Schedule of Changes in the Value of Subsidiary Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	$ 27,339
Ending balance	169	$ 27,339
Subsidiary preferred shares
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	27,339	174,017
Change in fair value	(2,617)	(130,825)
Deconsolidation of subsidiary	(24,554)	(15,853)
Ending balance	$ 169	$ 27,339